Annual Fund Operating Expenses - Reserve Shares - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Reserve	Jul. 01, 2021
Operating Expenses:
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.36%
Service Fees	0.30%
Remainder of Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.69%